Leases (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right-of-use assets:

	June 30, 2026	December 31, 2025
	€	€
Balance at beginning of period	756,951	813,842
Remeasurement	—	251,427
Depreciation charges	(107,162)	(229,203)
Impact of transaction of foreign currency	14,487	(79,115)
Balance at end of period	664,276	756,951

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at June 30, 2026:

	June 30, 2026	December 31, 2025
	€	€
Office leases	(673,728)	(776,798)
Total lease liability	(673,728)	(776,798)
Current portion	(192,395)	(200,213)
Non-current portion	(481,333)	(576,585)